13F-HR
1
t4724914b.txt

		UNITED STATES SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ];                   Amendment Number: ___
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Touradji Capital Management, LP
Address:	101 Park Avenue
		48th Floor
		New York, New York 10178
		U.S.A.

Form 13F File Number: 28-11655

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Thomas S. Dwan
Title:	Attorney-in-fact for Paul Touradji, Managing Member
Phone:	(212) 984-8899

Signature, Place, and Date of Signing:

Thomas S. Dwan		New York, New York    	May 14, 2010
---------------		------------------	-------------
[Signature]		[City, State]		[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)
[ ]  	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)
[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by
	other reporting manager(s).)

				Form 13F SUMMARY PAGE

				   Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total: $216,139 (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,other than the manager filing this report.

No. 1

Form 13F File Number: 28-11987
Name:  Paul Touradji

No. 2

Form 13F File Number: 28-11656
Name:  Touradji Global Resources Master Fund, Ltd.



 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
ALCOA INC                        COM             013817101  262       18,377     SH           DEFINED      1        18,377
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
ALCOA INC		         COM             013817101  1,874     131,623    SH           DEFINED      1, 2     131,623
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
BARRICK GOLD CORP                COM             067901108  8,996     234,629    SH           DEFINED      1        234,629
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
BARRICK GOLD CORP                COM             067901108  64,080    1,671,371  SH           DEFINED      1, 2     1,671,371
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
EXXON MOBIL CORP                 COM             30231G102  2,886     43,085     SH           DEFINED      1        43,085
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
EXXON MOBIL CORP                 COM             30231G102  20,557    306,915    SH           DEFINED      1, 2     306,915
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
FREEPORT-MCMORAN COPPER & GOLD   COM             35671D857  638       7,637      SH           DEFINED      1        7,637
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
FREEPORT-MCMORAN COPPER & GOLD   COM             35671D857  4,541     54,363     SH           DEFINED      1, 2     54,363
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
GUSHAN ENVIRONMENTAL ENERGY LT   SPON ADR        40330W106  800       690,000    SH           DEFINED      1, 2     690,000
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
NUCOR CORP                       COM             670346105  388       8,557      SH           DEFINED      1        8,557
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
NUCOR CORP                       COM             670346105  2,788     61,443     SH           DEFINED      1, 2     61,443
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROHAWK ENERGY CORP            COM             716495106  829       40,895     SH           DEFINED      1        40,895
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROHAWK ENERGY CORP            COM             716495106  4,748     234,105    SH           DEFINED      1, 2     234,105
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
POWERSHARES DB US DOLLAR   DOLL INDX BULL        73936D107  8,395     352,752    SH           DEFINED      1        352,752
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
POWERSHARES DB US DOLLAR   DOLL INDX BULL        73936D107  60,149    2,527,248  SH           DEFINED      1, 2     2,527,248
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SANDRIDGE ENERGY INC             COM             80007P307  311       40,418     SH           DEFINED      1        40,418
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
SANDRIDGE ENERGY INC             COM             80007P307  1,614     209,582    SH           DEFINED      1, 2     209,582
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---





 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
STEEL DYNAMICS INC               COM             858119100  1,391     79,627     SH           DEFINED      1        79,627
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
STEEL DYNAMICS INC               COM             858119100  9,091     520,373    SH           DEFINED      1, 2     520,373
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
UNITED STATES STEEL CORP         COM             912909108  1,372     21,602     SH           DEFINED      1        21,602
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
UNITED STATES STEEL CORP         COM             912909108  9,779     153,948    SH           DEFINED      1,2      153,948
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
WEATHERFORD INTERNATIONAL LTD    REG             H27013103  149       9,423      SH           DEFINED      1        9,423
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
WEATHERFORD INTERNATIONAL LTD    REG             H27013103  1,065     67,127     SH           DEFINED      1,2      67,127
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
XTO ENERGY INC	                 COM             98385X106  1,157     24,525     SH           DEFINED      1        24,525
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
XTO ENERGY INC	                 COM             98385X106  8,279     175,475    SH           DEFINED      1,2      175,475
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---


REPORT SUMMARY   25  DATA RECORDS           $216,139 (thousands)       2  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

